Organization, Business and Basis of Presentation - Additional Information (Detail) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 28, 2019	May 31, 2018 USD ($) Employee	Dec. 31, 2018 Segment	Sep. 30, 2019
Description Of Business [Line Items]
Reverse stock split	1-for-14
Reverse stock split ratio	0.07143
Number of operating segment | Segment			1
Pangu BioPharma [Member] | Hong Kong [Member]
Description Of Business [Line Items]
Majority-owned subsidiary percentage			98.00%	98.00%
ATYR1923 Manufacturer [Member] | Restructuring Plan [Member]
Description Of Business [Line Items]
Restructuring plan, percentage of reduction in total workforce		30.00%
Number of full-time employees | Employee		42
Restructuring plan, description		In May 2018, we implemented a corporate restructuring and program prioritization plan (Restructuring Plan) to streamline our operations and concentrate development efforts on the advancement of our therapeutic candidate, ATYR1923. In connection with the Restructuring Plan, we reduced our workforce by approximately 30% to 42 full-time employees. We completed the workforce reduction in June 2018.
ATYR1923 Manufacturer [Member] | Restructuring Plan [Member] | Employee Severance and Other Related Termination Benefits [Member]
Description Of Business [Line Items]
Restructuring charges		$ 0.9
ATYR1923 Manufacturer [Member] | Restructuring Plan [Member] | One-time Termination Benefits [Member]
Description Of Business [Line Items]
Non-cash stock-based compensation charges		$ 0.4